Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Deutsche Bank Securities Inc., German American Capital Corporation, Natixis Real Estate Capital LLC, and Natixis Securities Americas LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the NJ Trust 2023-GSP, Commercial Mortgage Pass-Through Certificates, Series 2023-GSP securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of December 6, 2023.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on December 1, 2023 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2023-GSP Accounting Tape Final.xlsx (provided on December 1, 2023).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

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•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.

•	The phrase “Cash Management Agreement” refers to a signed or draft cash management agreement.

•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.

•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments or exhibits thereof.

•	The phrase “Management Agreement” refers to a signed or draft management agreement and any amendments, assignments or assumptions thereof.

•	The phrase “Reserve Guaranty Agreement” refers to a signed or draft reserve guaranty agreement.

•	The phrase “Title Policy” refers to a signed or proforma title policy or commitment.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From November 27, 2023 through December 1, 2023, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

December 1, 2023

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

NJ Trust 2023-GSP	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	None - Company Provided	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Appraisal Report	None
14	Detailed Property Type	Appraisal Report	None
15	Flood Zone	Appraisal Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	SF	Underwriting File	None
19	Loan Per SF ($)	Recalculation	None
20	Trust Original Balance ($)	None - Company Provided	None
21	Trust Cut-off Date Balance ($)	Recalculation	None
22	% of Initial Loan Balance	Recalculation	None
23	Pari Passu Split (Y/N)	None - Company Provided	None
24	Trust Pari Passu Cut-off Date Balance ($)	Recalculation	None
25	Pari Passu Companion Loan Original Balance (Non-trust)	Recalculation	None
26	Pari Passu Companion Loan Cut-off Date Balance (Non-trust)	Recalculation	None
27	Pari Passu Companion Loan Balloon Balance (Non-trust)	Recalculation	None
28	Pari Passu Companion Loan Monthly Debt Service (Non-trust)	Recalculation	None
29	Pari Passu Companion Loan Annual Debt Service (Non-trust)	Recalculation	None
30	Mortgage Loan Rate (%)	None - Company Provided	None
31	Administrative Fee Rate (%)	None - Company Provided	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

NJ Trust 2023-GSP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
32	Net Mortgage Loan Rate	None - Company Provided	None
33	Trust Monthly Payment ($)	Recalculation	None
34	Trust Annual Debt Service ($)	Recalculation	None
35	Interest Accrual Method	Loan Agreement	None
36	Interest Accrual Period	Loan Agreement	None
37	Origination Date	None - Company Provided	None
38	First Due Date	Loan Agreement	None
39	Last IO Due Date	Loan Agreement	None
40	First P&I Due Date	Loan Agreement	None
41	Due Date	Loan Agreement	None
42	Grace Period- Late Fee	Loan Agreement	None
43	Grace Period- Default	Loan Agreement	None
44	Amortization Type	Loan Agreement	None
45	Original Interest-Only Period (Mos.)	Recalculation	None
46	Remaining Interest-Only Period (Mos.)	Recalculation	None
47	Original Term To Maturity (Mos.)	Recalculation	None
48	Remaining Term To Maturity (Mos.)	Recalculation	None
49	Original Amortization Term (Mos.)	Not Applicable*	None
50	Remaining Amortization Term (Mos.)	Not Applicable*	None
51	Seasoning	Recalculation	None
52	Maturity Date	Loan Agreement	None
53	Trust Loan Balloon Balance ($)	Recalculation	None
54	Whole Loan Original Balance	Loan Agreement	None
55	Whole Loan Cut-Off Date Balance	Recalculation	None
56	Whole Loan Balloon Balance	Recalculation	None
57	Whole Loan Interest Rate	None - Company Provided	None
58	Whole Loan Monthly Payment	Recalculation	None
59	Whole Loan Annual Payment	Recalculation	None
60	Whole Loan LTV	Recalculation	None
61	Maturity Date Whole Loan LTV	Recalculation	None
62	Whole Loan NOI DSCR	Recalculation	None
63	Whole Loan NCF DSCR	Recalculation	None
64	Whole Loan NOI Debt Yield	Recalculation	None
65	Whole Loan NCF Debt Yield	Recalculation	None
66	Lockbox	Cash Management Agreement	None
67	Cash Management	Cash Management Agreement	None
68	Cash Management Triggers	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

NJ Trust 2023-GSP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
69	Performance Test Trigger Level	Loan Agreement	None
70	Cross-Collateralized (Y/N)	Not Applicable*	None
71	Crossed Group	Not Applicable*	None
72	Lockout Period	Recalculation	None
73	Lockout Expiration Date	Loan Agreement	None
74	Prepayment Begin Date	Loan Agreement	None
75	Prepayment End Date	Loan Agreement	None
76	Open Period Begin Date	Loan Agreement	None
77	Open Period (Payments)	Recalculation	None
78	Prepayment Type	Loan Agreement	None
79	Prepayment Provision	Recalculation	None
80	Partially Prepayable without Penalty	Loan Agreement	None
81	Partially Prepayable without Penalty Description	Loan Agreement	None
82	Partial Collateral Release Description	Loan Agreement	None
83	Yield Maintenance Index	Loan Agreement	None
84	Yield Maintenance Discount	Loan Agreement	None
85	Yield Maintenance Margin	Loan Agreement	None
86	Yield Maintenance Calculation Method	Loan Agreement	None
87	Day of Month Prepayment Permitted	Loan Agreement	None
88	Due on Sale	Loan Agreement	None
89	Due on Encumbrance	Loan Agreement	None
90	Other Subordinate Debt Balance ($)	Not Applicable*	None
91	Other Subordinate Debt Type	Not Applicable*	None
92	Future Debt Allowed?	Loan Agreement	None
93	Mortgage Assumable?	Loan Agreement	None
94	Assumption Fee	Loan Agreement	None
95	Appraiser Designation	Appraisal Report	None
96	Appraisal FIRREA (Y/N)	Appraisal Report	None
97	Appraisal Date	Appraisal Report	None
98	Appraised Value ($)	Appraisal Report	None
99	As-Stabilized Appraisal Date	Appraisal Report	None
100	As-Stabilized Appraised Value ($)	Appraisal Report	None
101	Cut-off Date LTV Ratio (%)	Recalculation	None
102	LTV Ratio at Maturity (%)	Recalculation	None
103	Single Tenant (Y/N)	Underwriting File	None
104	Engineering Report Date	None - Company Provided	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

NJ Trust 2023-GSP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
105	Environmental Phase I Report Date	Environmental Report	None
106	Environmental Phase II	Environmental Report	None
107	Environmental Phase II Report Date	Environmental Report	None
108	PML or SEL (%)	Not Applicable*	None
109	Seismic Report Date	Not Applicable*	None
110	Earthquake Insurance Required (Y/N)	Loan Agreement	None
111	Terrorism Insurance Required (Y/N)	Loan Agreement	None
112	Environmental Insurance Required (Y/N)	None - Company Provided	None
113	Blanket Insurance Policy (Y/N)	None - Company Provided	None
114	Lien Position	Title Policy	None
115	Ownership Interest	Title Policy	None
116	Condominium Present?	Loan Agreement	None
117	Ground Lease (Y/N)	Not Applicable*	None
118	Annual Ground Lease Payment ($)	Not Applicable*	None
119	Ground Lease Expiration Date	Not Applicable*	None
120	Ground Lease Extension (Y/N)	Not Applicable*	None
121	# of Ground Lease Extension Options	Not Applicable*	None
122	Ground Lease Expiration Date after all Extensions	Not Applicable*	None
123	2020 EGI Date	Underwriting File	None
124	2020 EGI ($)	Underwriting File	$1.00
125	2020 Expenses ($)	Underwriting File	$1.00
126	2020 NOI ($)	Underwriting File	$1.00
127	2020 NCF ($)	Underwriting File	$1.00
128	2021 EGI Date	Underwriting File	None
129	2021 EGI ($)	Underwriting File	$1.00
130	2021 Expenses ($)	Underwriting File	$1.00
131	2021 NOI ($)	Underwriting File	$1.00
132	2021 NCF ($)	Underwriting File	$1.00
133	2022 EGI Date	Underwriting File	None
134	2022 EGI ($)	Underwriting File	$1.00
135	2022 Expenses ($)	Underwriting File	$1.00
136	2022 NOI ($)	Underwriting File	$1.00
137	2022 NCF ($)	Underwriting File	$1.00
138	Most Recent Date (if past 2022)	Underwriting File	None
139	Most Recent # of months	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

NJ Trust 2023-GSP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
140	Most Recent Description	Underwriting File	None
141	Most Recent EGI (if past 2022) ($)	Underwriting File	$1.00
142	Most Recent Expenses (if past 2022) ($)	Underwriting File	$1.00
143	Most Recent NOI (if past 2022) ($)	Underwriting File	$1.00
144	Most Recent NCF (if past 2022) ($)	Underwriting File	$1.00
145	Underwritten EGI ($)	Underwriting File	$1.00
146	Underwritten Expenses ($)	Underwriting File	$1.00
147	Underwritten Net Operating Income ($)	Underwriting File	$1.00
148	Underwritten NOI DSCR (x)	Recalculation	None
149	Underwritten NOI Debt Yield	Recalculation	None
150	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
151	Underwritten TI / LC ($)	Underwriting File	$1.00
152	Underwritten Other Reserve ($)	Underwriting File	$1.00
153	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
154	Underwritten NCF DSCR (x)	Recalculation	None
155	Underwritten NCF Debt Yield	Recalculation	None
156	Occupancy (%)	Underwriting File	None
157	Occupancy Date	Underwriting File	None
158	Rent Steps Date	Underwriting File	None
159	Largest Tenant by UW Total Rent	Underwriting File	None
160	Largest Tenant Sq Ft by UW Total Rent	Underwriting File	None
161	Largest Tenant Lease Expiration by UW Total Rent	Underwriting File	None
162	Second Largest Tenant by UW Total Rent	Underwriting File	None
163	Second Largest Tenant Sq Ft by UW Total Rent	Underwriting File	None
164	Second Largest Tenant Lease Expiration by UW Total Rent	Underwriting File	None
165	Third Largest Tenant by UW Total Rent	Underwriting File	None
166	Third Largest Tenant Sq Ft by UW Total Rent	Underwriting File	None
167	Third Largest Tenant Lease Expiration by UW Total Rent	Underwriting File	None
168	Fourth Largest Tenant by UW Total Rent	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

NJ Trust 2023-GSP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
169	Fourth Largest Tenant Sq Ft by UW Total Rent	Underwriting File	None
170	Fourth Largest Tenant Lease Expiration by UW Total Rent	Underwriting File	None
171	Fifth Largest Tenant by UW Total Rent	Underwriting File	None
172	Fifth Largest Tenant Sq Ft by UW Total Rent	Underwriting File	None
173	Fifth Largest Tenant Lease Expiration by UW Total Rent	Underwriting File	None
174	Upfront RE Tax Reserve ($)	Loan Agreement	None
175	Ongoing RE Tax Reserve ($)	Loan Agreement	None
176	Upfront Insurance Reserve ($)	Loan Agreement	None
177	Ongoing Insurance Reserve ($)	Loan Agreement	None
178	Upfront Replacement Reserve ($)	Loan Agreement	None
179	Ongoing Replacement Reserve ($)	Loan Agreement	None
180	Replacement Reserve Caps ($)	None - Company Provided	None
181	Upfront TI/LC Reserve ($)	None - Company Provided	None
182	Ongoing TI/LC Reserve ($)	Loan Agreement	None
183	TI/LC Caps ($)	None - Company Provided	None
184	Upfront Debt Service Reserve ($)	Loan Agreement	None
185	Ongoing Debt Service Reserve ($)	Loan Agreement	None
186	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None
187	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
188	Upfront Environmental Reserve ($)	Loan Agreement	None
189	Ongoing Environmental Reserve ($)	Loan Agreement	None
190	Upfront Other Reserve ($)	Loan Agreement	None
191	Ongoing Other Reserve ($)	Loan Agreement	None
192	Other Reserve Description	Loan Agreement	None
193	Letter of Credit?	Loan Agreement	None
194	Letter of Credit Balance ($)	Loan Agreement	None
195	Letter of Credit Description	Loan Agreement	None
196	Release Provisions (Y/N)	Loan Agreement	None
197	Loan Purpose	None - Company Provided	None
198	Borrower Name	Loan Agreement	None
199	Tenant In Common (Y/N)	Loan Agreement	None
200	Sponsor	None - Company Provided	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
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NJ Trust 2023-GSP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
201	Guarantor	Reserve Guaranty Agreement	None
202	Recourse	Not Applicable*	None
203	Related Group	Not Applicable*	None
204	Single Purpose Borrower (Y/N)	Loan Agreement	None
205	Property Manager	Management Agreement	None
206	Exit Fee	Loan Agreement	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
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NJ Trust 2023-GSP	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	Loan Per SF ($)	Quotient of (i) Whole Loan Cut-Off Date Balance and (ii) SF.
21	Trust Cut-off Date Balance ($)	Set equal to Trust Original Balance ($).
22	% of Initial Loan Balance	Quotient of (i) Trust Cut-off Date Balance ($) and (ii) the Trust Original Balance ($).
24	Trust Pari Passu Cut-off Date Balance ($)	Set equal to Trust Original Balance ($).
25	Pari Passu Companion Loan Original Balance (Non-trust)	Difference between (i) Whole Loan Original Balance and (ii) Trust Original Balance ($).
26	Pari Passu Companion Loan Cut-off Date Balance (Non-trust)	Difference between (i) Whole Loan Cut-Off Date Balance and (ii) Trust Cut-off Date Balance ($).
27	Pari Passu Companion Loan Balloon Balance (Non-trust)	Difference between (i) Whole Loan Balloon Balance and (ii) Trust Loan Balloon Balance ($).
28	Pari Passu Companion Loan Monthly Debt Service (Non-trust)	Difference between (i) Whole Loan Monthly Payment and (ii) Trust Monthly Payment ($).
29	Pari Passu Companion Loan Annual Debt Service (Non-trust)	Difference between (i) Whole Loan Annual Payment and (ii) Trust Annual Debt Service ($).
33	Trust Monthly Payment ($)	Quotient of (i) product of (a) Trust Cut-off Date Balance ($), (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
34	Trust Annual Debt Service ($)	Product of (i) Trust Monthly Payment ($) and (ii) 12.
45	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
46	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
47	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
48	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
51	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
53	Trust Loan Balloon Balance ($)	Set equal to Trust Original Balance ($).
55	Whole Loan Cut-Off Date Balance	Set equal to Whole Loan Original Balance.
56	Whole Loan Balloon Balance	Set equal to Whole Loan Original Balance.
58	Whole Loan Monthly Payment	Quotient of (i) product of (a) Whole Loan Cut-Off Date Balance and (b) Whole Loan Interest Rate and (c) the Interest Accrual Method (365/360) and (ii) 12.

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NJ Trust 2023-GSP	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
59	Whole Loan Annual Payment	Product of (i) Whole Loan Monthly Payment and (ii) 12.
60	Whole Loan LTV	Quotient of (i) Whole Loan Cut-Off Date Balance and (ii) Appraised Value ($).
61	Maturity Date Whole Loan LTV	Quotient of (i) Whole Loan Balloon Balance and (ii) Appraised Value ($).
62	Whole Loan NOI DSCR	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Annual Payment.
63	Whole Loan NCF DSCR	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Annual Payment.
64	Whole Loan NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Cut-Off Date Balance.
65	Whole Loan NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Cut-Off Date Balance.
72	Lockout Period	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Lockout Expiration Date.
77	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
79	Prepayment Provision	A computation based upon (i) Lockout Period, (ii) Prepayment Type, (iii) count of the number of monthly payment dates, from and inclusive of (a) Prepayment Begin Date, to and including (b) Prepayment End Date, and (iv) Open Period (Payments).
101	Cut-off Date LTV Ratio (%)	Quotient of (i) Whole Loan Cut-Off Date Balance and (ii) Appraised Value ($).
102	LTV Ratio at Maturity (%)	Quotient of (i) Whole Loan Balloon Balance and (ii) Appraised Value ($).
148	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Annual Payment.
149	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Cut-Off Date Balance.
154	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Annual Payment.
155	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Cut-Off Date Balance.

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